Trade and other receivables	12 Months Ended
Dec. 31, 2017
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Trade and other receivables

24. Trade and other receivables

	2017	2016
	£m	£m
Trade receivables, net of provision for bad and doubtful debts	4,672	4,615
Accrued income	21	64
Other prepayments	308	335
Interest receivable	10	11
Employee loans and advances	19	17
Other receivables	970	984

	6,000	6,026

Trade receivables included £11 million (2016 – £9 million) due from associates and joint ventures. Other receivables included £7 million (2016 – £7 million) due from associates and joint ventures.

	2017	2016
Bad and doubtful debt provision	£m	£m
At 1 January	207	167
Exchange adjustments	(4)	23
Charge for the year	31	77
Subsequent recoveries of amounts provided for	(79)	(59)
Utilised	(15)	(1)

At 31 December	140	207